UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.5%

Security	Shares	Value
Aerospace & Defense — 1.0%
Finmeccanica SpA	30,000	$1,025,249
General Dynamics Corp.	78,611	6,553,799
Honeywell International, Inc.	152,231	8,588,873
Rockwell Collins, Inc.	59,584	3,405,226
		$19,573,147
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	84,275	$4,584,560
Deutsche Post AG	260,128	7,973,668
Expeditors International of Washington, Inc.	60,642	2,739,806
FedEx Corp.	28,786	2,667,599
Yamato Holdings Co., Ltd.	64,701	952,196
		$18,917,829
Airlines — 0.0%
Japan Airlines Corp. (1)	335,000	$874,838
		$874,838
Auto Components — 0.5%
Aisin Seiki Co., Ltd.	7,600	$287,042
Cooper Tire and Rubber Co.	33,444	500,657
Denso Corp.	83,300	2,719,581
Johnson Controls, Inc.	114,456	3,868,613
NGK Spark Plug Co., Ltd.	20,000	262,138
Stanley Electric Co., Ltd.	17,200	424,222
Toyoda Gosei Co., Ltd.	5,900	224,796
Toyota Industries Corp.	9,000	322,783
		$8,609,832
Automobiles — 1.9%
DaimlerChrysler AG	188,560	$16,176,688
Harley-Davidson, Inc.	45,565	1,708,687
Honda Motor Co., Ltd.	129,800	3,754,697
Isuzu Motors, Ltd.	59,000	296,988
Suzuki Motor Corp.	60,100	1,530,913
Toyota Motor Corp.	84,207	4,260,995
Volkswagen AG	21,183	6,159,380
Volkswagen AG (Preference Shares)	10,264	1,712,504
		$35,600,852
Beverages — 1.5%
Brown-Forman Corp., Class B	9,015	$596,973
Carlsberg A/S, Class B	16,803	2,162,960
Coca-Cola Co. (The)	19,951	1,214,417
Heineken NV	30,199	1,760,383
Ito En, Ltd.	37,800	674,092
Kirin Holdings Co., Ltd.	83,000	1,584,458
Pepsi Bottling Group, Inc.	19,042	645,714
PepsiCo, Inc.	140,963	10,177,529
Pernod-Ricard SA	22,212	2,296,964
SABMiller PLC	136,622	3,000,749
Sapporo Holdings, Ltd.	160,000	1,322,380
Scottish & Newcastle PLC	78,394	1,230,741
Takara Holdings, Inc.	137,000	950,764
		$27,618,124

Biotechnology — 2.4%
Amgen, Inc. (1)	16,201	$676,878
Amylin Pharmaceuticals, Inc. (1)	33,302	972,751
Biogen Idec, Inc. (1)	189,353	11,681,187
Celgene Corp. (1)	98,231	6,020,578
CV Therapeutics, Inc. (1)	50,000	356,500
Gilead Sciences, Inc. (1)	439,064	22,624,968
ImClone Systems, Inc. (1)	20,000	848,400
Martek Biosciences Corp. (1)	12,388	378,701
Regeneron Pharmaceuticals, Inc. (1)	124,547	2,390,057
		$45,950,020
Building Products — 0.2%
Asahi Glass Co., Ltd.	156,497	$1,738,883
Central Glass Co., Ltd.	80,000	315,551
JS Group Corp.	25,600	388,320
Masco Corp.	59,062	1,171,199
Sanwa Shutter Corp.	86,000	376,852
		$3,990,805
Capital Markets — 2.1%
American Capital Strategies, Ltd.	46,997	$1,605,418
Bank of New York Mellon Corp. (The)	126,879	5,294,661
Charles Schwab Corp. (The)	56,270	1,059,564
Daiwa Securities Group, Inc.	113,000	988,295
Federated Investors, Inc., Class B	15,936	624,054
Franklin Resources, Inc.	43,596	4,228,376
Goldman Sachs Group, Inc.	31,002	5,127,421
Jafco Co., Ltd.	3,200	107,864
Merrill Lynch & Co., Inc.	85,000	3,462,900
Morgan Stanley	36,593	1,672,300
Nomura Holdings, Inc.	89,400	1,347,843
Northern Trust Corp.	66,797	4,439,997
Shinko Securities Co., Ltd.	107,000	314,590
UBS AG (1)	350,074	10,235,217
		$40,508,500
Chemicals — 1.9%
Air Products and Chemicals, Inc.	9,559	$879,428
BASF AG	124,811	16,849,815
Daicel Chemical Industries, Ltd.	62,000	322,204
Dainippon Ink and Chemicals, Inc.	120,000	380,175
Dow Chemical Co. (The)	73,566	2,710,907
E.I. Du Pont de Nemours & Co.	19,328	903,777
Eastman Chemical Co.	11,375	710,369
Ecolab, Inc.	22,890	994,113
Kaneka Corp.	154,000	974,872
Kansai Paint Co., Ltd.	86,000	564,789
Mitsubishi Chemical Holdings Corp.	35,000	233,454
Mitsubishi Rayon Co., Ltd.	273,000	882,568
Monsanto Co.	27,285	3,042,277
Nippon Shokubai Co., Ltd.	138,000	920,227
Nissan Chemical Industries, Ltd.	61,000	650,890
Nitto Denko Corp.	5,000	212,906
Rohm and Haas Co.	12,829	693,792
Shin-Etsu Chemical Co., Ltd.	61,500	3,207,018
Sumitomo Bakelite Co., Ltd.	39,000	198,678
Taiyo Nippon Sanso Corp.	72,000	583,804
		$35,916,063

Commercial Banks — 7.4%
Banco Santander Central Hispano SA	1,031,998	$20,634,979
Bank of Yokohama, Ltd.	113,000	774,358
Barclays PLC	1,068,873	9,656,913
Bayerische Hypo-Und Vereinsbank AG	22,398	1,395,561
BB&T Corp.	82,529	2,645,880
BNP Paribas SA	158,748	16,065,725
Commerzbank AG	23,872	749,148
Credit Agricole SA	152,288	4,725,717
DnB NOR ASA (1)	105,036	1,606,897
Fifth Third Bancorp	132,860	2,779,431
HBOS PLC	181,776	2,025,152
HSBC Holdings PLC	1,570,038	25,901,814
Hypo Real Estate Holding AG	28,752	749,010
Intesa Sanpaolo RNC	182,000	1,203,607
Intesa Sanpaolo SpA	1,291,944	9,148,289
Joyo Bank, Ltd.	37,000	189,533
KeyCorp	55,394	1,215,898
Lloyds TSB Group PLC	970,946	8,687,358
Marshall & Ilsley Corp.	36,714	851,765
Mitsui Trust Holdings, Inc.	145,000	885,084
Natixis	48,829	785,994
Popular, Inc.	28,772	335,482
Regions Financial Corp.	119,870	2,367,432
Resona Holdings, Inc.	445	747,662
Royal Bank of Scotland PLC	343,985	2,307,729
Societe Generale	116,380	11,429,506
Sumitomo Trust and Banking Co., Ltd.	150,955	1,047,687
Synovus Financial Corp.	77,625	858,532
UniCredit SpA	522,068	3,510,824
Wachovia Corp.	33,000	891,000
Wells Fargo & Co.	110,189	3,206,500
Zions Bancorporation	25,092	1,142,941
		$140,523,408
Commercial Services & Supplies — 1.0%
Adecco SA	28,437	$1,649,424
Avery Dennison Corp.	23,372	1,151,071
Dai Nippon Printing Co., Ltd.	51,000	816,470
Equifax, Inc.	15,217	524,682
Half (Robert) International, Inc.	36,951	951,119
Manpower, Inc.	23,198	1,305,119
Randstad Holdings NV	17,043	801,030
Rentokil Initial PLC	2,511,211	4,859,184
RR Donnelley & Sons Co.	70,366	2,132,793
SECOM Co., Ltd.	69,300	3,414,875
Serco Group PLC	144,136	1,300,657
Waste Management, Inc.	18,690	627,236
		$19,533,660
Communications Equipment — 4.9%
Cisco Systems, Inc. (1)	999,233	$24,071,523
Corning, Inc.	179,244	4,309,026
Harris Corp.	47,813	2,320,365
Nokia Oyj	434,865	13,779,308
QUALCOMM, Inc.	729,121	29,893,961
Research In Motion, Ltd. (1)	167,739	18,825,348
Riverbed Technology, Inc. (1)	15,921	236,586
		$93,436,117

Computer Peripherals — 5.0%
Apple, Inc. (1)	416,813	$59,812,665
Brocade Communications Systems, Inc. (1)	76,415	557,829
EMC Corp. (1)	279,905	4,013,838
Fujitsu, Ltd.	153,121	1,014,133
Hewlett-Packard Co.	247,871	11,317,790
International Business Machines Corp.	81,602	9,395,654
Mitsumi Electric Co., Ltd.	20,400	650,904
NEC Corp.	168,000	651,511
NetApp, Inc. (1)	177,142	3,551,697
Palm, Inc.	54,994	274,970
SanDisk Corp. (1)	53,957	1,217,809
Seagate Technology	85,910	1,798,955
Toshiba Corp.	187,431	1,261,506
		$95,519,261
Construction & Engineering — 0.2%
Amec PLC	74,000	$1,064,391
JGC Corp.	64,000	983,598
Obayashi Corp.	241,000	1,022,256
Skanska AB	43,000	863,948
		$3,934,193
Construction Materials — 0.3%
Cemex SAB de CV ADR (1)	88,811	$2,319,743
Lafarge SA	10,540	1,838,214
Vulcan Materials Co.	27,988	1,858,403
		$6,016,360
Consumer Finance — 0.2%
Cattles PLC	141,322	$650,516
Credit Saison Co., Ltd.	63,000	1,770,400
Mitsubishi UFJ Nicos Co., Ltd. (1)	38,000	110,911
Student Loan Corp.	16,049	1,587,246
		$4,119,073
Containers & Packaging — 0.1%
Bemis Co., Inc.	21,337	$542,600
Toyo Seikan Kaisha, Ltd.	71,300	1,366,962
		$1,909,562
Distributors — 0.1%
Genuine Parts Co.	56,294	$2,264,145
		$2,264,145
Diversified Consumer Services — 0.1%
Corinthian Colleges, Inc. (1)	60,962	$440,755
H&R Block, Inc.	65,199	1,353,531
Regis Corp.	10,423	286,528
		$2,080,814
Diversified Financial Services — 2.1%
Bank of America Corp.	270,451	$10,252,797
Citigroup, Inc.	39,613	817,850
CME Group, Inc.	6,433	3,017,720
Fortis	166,380	4,196,018
ING Groep NV	317,107	11,898,724
Investor AB, Class B	78,000	1,760,410
JPMorgan Chase & Co.	149,789	6,433,438
Moody’s Corp.	59,015	2,055,492
		$40,432,449

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	179,440	$6,872,552
Citizens Communications Co.	462,437	4,850,964
Deutsche Telekom AG	241,922	4,034,159
Embarq Corp.	13,779	552,538
France Telecom SA	222,639	7,507,125
Telefonica SA	825,446	23,803,873
Verizon Communications, Inc.	246,478	8,984,123
Windstream Corp.	255,703	3,055,651
		$59,660,985
Electric Utilities — 1.8%
Duke Energy Corp.	208,933	$3,729,454
E.ON AG	54,239	10,072,508
Enel SpA	1,137,993	12,129,408
Exelon Corp.	21,194	1,722,436
Fortum Oyj	37,386	1,530,835
Hokkaido Electric Power Co.	13,500	315,255
Iberdrola SA	83,468	1,295,655
Kyushu Electric Power Co., Inc.	13,400	329,275
Scottish and Southern Energy PLC	58,381	1,630,746
Shikoku Electric Power Co.	5,700	170,199
Tokyo Electric Power Co., Inc.	21,001	565,743
Union Fenosa SA	20,612	1,390,735
		$34,882,249
Electrical Equipment — 1.2%
ABB, Ltd.	330,336	$8,939,731
Cooper Industries, Ltd., Class A	30,705	1,232,806
Emerson Electric Co.	193,032	9,933,427
Fuji Electric Holdings Co., Ltd.	162,000	663,577
Furukawa Electric Co., Ltd.	257,000	839,340
Hitachi Cable, Ltd.	52,000	196,106
Hitachi, Ltd.	135,000	807,229
Ushio, Inc.	11,500	218,107
		$22,830,323
Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc. (1)	73,937	$2,205,541
Kyocera Corp.	73,234	6,216,733
Mabuchi Motor Co., Ltd.	7,700	375,156
Murata Manufacturing Co., Ltd.	6,400	321,522
Omron Corp.	11,800	244,872
TDK Corp.	66,700	3,976,820
Tyco Electronics, Ltd.	37,526	1,287,892
Yokogawa Electric Corp.	107,500	1,093,644
		$15,722,180
Energy Equipment & Services — 0.9%
Fugro NV	16,395	$1,278,913
Halliburton Co.	168,088	6,610,901
Noble Corp.	25,411	1,262,164
Schlumberger, Ltd.	30,905	2,688,735
Transocean, Inc. (1)	39,772	5,377,174
		$17,217,887
Food & Staples Retailing — 2.0%
Circle K Sunkus Co., Ltd.	16,500	$282,642
CVS Caremark Corp.	273,973	11,098,646
Familymart Co., Ltd.	10,600	385,013
Koninklijke Ahold NV (1)	122,728	1,828,552
Kroger Co. (The)	129,054	3,277,972
Metro AG	28,658	2,323,402
Safeway, Inc.	93,179	2,734,804
SUPERVALU, Inc.	17,345	520,003
Sysco Corp.	100,301	2,910,735
UNY Co., Ltd.	13,000	124,965
Wal-Mart Stores, Inc.	234,129	12,333,916
		$37,820,650

Food Products — 2.8%
Campbell Soup Co.	17,968	$610,014
ConAgra Foods, Inc.	77,043	1,845,180
H.J. Heinz Co.	14,987	703,939
Hershey Co. (The)	85,383	3,216,378
Kraft Foods, Inc., Class A	88,500	2,744,385
Meiji Seika Kaisha, Ltd.	260,851	1,335,195
Morinaga & Co., Ltd.	46,079	107,372
Nestle SA	58,598	29,409,715
Nippon Suisan Kaisha, Ltd.	256,600	970,354
Nissin Food Products Co., Ltd.	11,700	395,418
Sara Lee Corp.	32,588	455,580
Toyo Suisan Kaisha, Ltd.	15,000	225,755
Unilever NV	343,720	11,613,319
		$53,632,604
Gas Utilities — 0.2%
Gas Natural SDG SA	45,614	$2,828,651
Snam Rete Gas	260,064	1,661,095
		$4,489,746
Health Care Equipment & Supplies — 1.5%
Advanced Medical Optics, Inc. (1)	36,839	$747,832
Boston Scientific Corp. (1)	187,908	2,418,376
Cooper Cos., Inc. (The)	16,718	575,601
Covidien, Ltd.	19,968	883,584
General-Probe, Inc. (1)	23,579	1,136,508
Hospira, Inc. (1)	13,029	557,250
Immucor, Inc. (1)	58,135	1,240,601
Intuitive Surgical, Inc. (1)	23,868	7,741,586
Medtronic, Inc.	123,565	5,976,839
Olympus Optical Corp.	67,000	2,041,642
Terumo Corp.	71,200	3,753,098
Thoratec Corp. (1)	59,499	850,241
West Pharmaceutical Services, Inc.	14,776	653,542
		$28,576,700
Health Care Providers & Services — 0.7%
DaVita, Inc. (1)	20,000	$955,200
Humana, Inc. (1)	35,364	1,586,429
IMS Health, Inc.	20,213	424,675
Laboratory Corp. of America Holdings (1)	17,446	1,285,421
Lincare Holdings, Inc. (1)	56,738	1,594,905
McKesson Corp.	119,157	6,240,252
Omnicare, Inc.	32,075	582,482
UnitedHealth Group, Inc.	42,000	1,443,120
		$14,112,484
Hotels, Restaurants & Leisure — 1.3%
Accor SA	26,214	$1,920,971
Carnival Corp., Unit	126,018	5,101,209
Cheesecake Factory, Inc. (1)	34,858	759,556
Marriott International, Inc., Class A	70,942	2,437,567
Starbucks Corp. (1)	367,696	6,434,680
Starwood Hotels & Resorts Worldwide, Inc.	54,114	2,800,399
Yum! Brands, Inc.	157,714	5,868,538
		$25,322,920

Household Durables — 0.6%
Barratt Developments PLC	207,583	$1,707,060
Clarion Co., Ltd.	47,000	119,411
Daito Trust Construction Co., Ltd.	9,200	475,585
Makita Corp.	13,500	426,644
Pioneer Corp.	76,500	769,319
Pulte Homes, Inc.	37,833	550,470
Ryland Group, Inc.	10,448	343,635
Sharp Corp.	86,000	1,478,247
Snap-On, Inc.	15,120	768,852
Sony Corp.	68,300	2,751,141
Stanley Works	48,688	2,318,523
		$11,708,887
Household Products — 1.1%
Colgate-Palmolive Co.	19,867	$1,547,838
Kao Corp.	114,654	3,267,122
Nippon Sheet Glass	232,000	1,042,696
Procter & Gamble Co.	196,035	13,736,172
Uni-Charm Corp.	8,500	624,899
		$20,218,727
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (1)	44,959	$749,467
		$749,467
Industrial Conglomerates — 2.5%
3M Co.	81,121	$6,420,727
General Electric Co.	673,171	24,914,059
Hankyu Hanshin Holdings, Inc.	23,128	100,825
Siemens AG	155,733	16,951,435
		$48,387,046
Insurance — 4.4%
ACE, Ltd.	78,172	$4,304,150
AFLAC, Inc.	68,355	4,439,656
Aioi Insurance Co. Ltd.	166,000	931,650
Alleanza Assicurazioni SpA	121,297	1,591,666
Allianz SE	30,941	6,140,605
Allstate Corp. (The)	87,349	4,197,993
AMBAC Financial Group, Inc.	85,998	494,489
American International Group, Inc.	162,044	7,008,403
AON Corp.	136,360	5,481,672
Assicurazioni Generali SpA	25,617	1,157,216
AXA SA	428,404	15,551,026
Cincinnati Financial Corp.	20,643	785,260
CNP Assurances	14,204	1,758,047
Corporacion Mapfre SA	246,590	1,242,727
Fondiaria - SAI SpA	22,751	946,653
Friends Provident PLC	275,000	675,886
Lincoln National Corp.	3,641	189,332
Marsh & McLennan Cos., Inc.	83,242	2,026,943
MBIA Inc.	43,955	537,130
Muenchener Rueckversicherungs-Gesellschaft AG	58,944	11,592,895
Prudential PLC	525,459	6,947,786
Resolution PLC	96,239	1,309,309
Royal & Sun Alliance Insurance Group	290,000	741,915
T & D Holdings, Inc.	17,500	929,432
TrygVesta AS	22,648	2,003,834
		$82,985,675
Internet & Catalog Retail — 0.4%
Home Retail Group	540,905	$2,811,697
IAC/InterActiveCorp (1)	273,397	5,675,722
		$8,487,419

Internet Software & Services — 2.9%
Akamai Technologies, Inc. (1)	60,662	$1,708,242
Baidu.com ADR (1)	8,247	1,976,229
eAccess, Ltd.	158	98,207
eBay, Inc. (1)	417,326	12,453,008
Google, Inc., Class A (1)	60,763	26,764,279
VeriSign, Inc. (1)	146,768	4,878,568
Yahoo!, Inc. (1)	227,796	6,590,138
		$54,468,671
IT Services — 0.7%
Cognizant Technology Solutions Corp. (1)	125,529	$3,619,001
Electronic Data Systems Corp.	26,776	445,820
Metavante Technologies, Inc. (1)	12,238	244,638
Nomura Research Institute, Ltd.	14,000	368,972
NTT Data Corp.	706	3,112,949
Obic Co., Ltd.	600	107,194
Satyam Computer Services, Ltd. ADR	171,090	3,864,923
Total System Services, Inc.	37,564	888,764
Western Union Co.	40,000	850,800
		$13,503,061
Leisure Equipment & Products — 0.4%
Eastman Kodak Co.	20,370	$359,938
Fuji Photo Film Co., Ltd.	90,800	3,250,177
Hasbro, Inc.	26,234	731,929
Mattel, Inc.	31,709	631,009
Nikon Corp.	97,000	2,599,943
		$7,572,996
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	27,425	$665,056
Thermo Fisher Scientific, Inc. (1)	12,387	704,077
		$1,369,133
Machinery — 1.7%
AGCO Corp. (1)	44,000	$2,634,720
Amada Co., Ltd.	38,000	291,346
Daiwa House Industry Co., Ltd.	169,000	1,689,894
Danaher Corp.	1,373	104,389
Dover Corp.	13,219	552,290
Eaton Corp.	46,216	3,682,029
Fanuc, Ltd.	70,627	6,785,396
Illinois Tool Works, Inc.	13,282	640,591
Japan Steel Works, Ltd.	135,000	2,327,281
Kawasaki Heavy Industries, Ltd.	209,000	470,275
Komatsu, Ltd.	93,000	2,622,313
Kurita Water Industries, Ltd.	14,700	549,492
Minebea Co., Ltd.	212,227	1,256,914
NSK, Ltd.	151,000	1,150,778
Pall Corp.	19,443	681,866
Parker Hannifin Corp.	60,996	4,225,193
Terex Corp. (1)	17,058	1,066,125
Vallourec SA	4,292	1,044,816
		$31,775,708
Marine — 0.1%
Nippon Yusen KK	175,000	$1,661,725
		$1,661,725

Media — 2.0%
CBS Corp., Class B	46,764	$1,032,549
Comcast Corp., Class A	526,294	10,178,526
Comcast Corp., Special Class A	158,938	3,015,054
Cumulus Media, Inc., Class A(1)	9,590	61,184
Dentsu, Inc.	800	1,839,716
Eniro AB	234,800	1,714,911
Fuji Television Network, Inc.	68	101,064
Meredith Corp.	10,553	403,652
Omnicom Group, Inc.	82,642	3,651,124
PagesJaunes Groupe SA	90,227	1,613,189
Reed Elsevier NV	88,570	1,699,707
Reuters Group PLC	74,929	863,648
Television Francaise	75,221	1,663,473
Viacom, Inc., Class B(1)	74,912	2,968,013
Walt Disney Co.	214,837	6,741,585
Wolters Kluwer NV	48,339	1,286,555
		$38,833,950
Metals & Mining — 3.0%
Alcoa, Inc.	83,506	$3,011,226
Anglo American PLC	165,185	9,915,645
Arcelor Mittal	161,706	13,274,406
Barrick Gold Corp.	10,583	459,831
Companhia Vale do Rio Doce ADR	40,000	1,385,600
Dowa Mining Co., Ltd.	59,701	360,092
Lonmin PLC	15,000	913,282
Newmont Mining Corp.	35,000	1,585,500
Nippon Light Metal Co., Ltd.	755,000	1,149,119
Rio Tinto PLC	172,642	17,967,847
Steel Dynamics, Inc.	27,082	894,789
Sumitomo Metal Industries, Ltd.	241,613	927,041
Sumitomo Metal Mining Co., Ltd.	98,000	1,852,751
Teck Cominco, Ltd., Class B	42,905	1,757,389
Toho Titanium	7,000	180,860
Toho Zinc Co., Ltd.	31,000	168,294
Vedanta Resources PLC	23,766	991,821
		$56,795,493
Multiline Retail — 0.7%
Hankyu Department Stores	42,000	$283,408
Isetan Co., Ltd.	116,600	1,346,324
J Front Retailing Co., Ltd.	162,000	1,046,713
Kohl’s Corp.(1)	20,000	857,800
Nordstrom, Inc.	42,995	1,401,637
PPR SA	12,595	1,874,362
Ryohin Keikaku Co., Ltd.	2,000	116,849
Sears Holdings Corp.(1)	50,414	5,146,765
Target Corp.	15,525	786,807
		$12,860,665
Multi-Utilities — 1.5%
Ameren Corp.	72,149	$3,177,442
Centrica PLC	307,754	1,826,009
CMS Energy Corp.	185,436	2,510,803
Consolidated Edison, Inc.	26,799	1,063,920
Dominion Resources, Inc.	27,130	1,107,989

NiSource, Inc.	161,910	$2,791,328
NorthWestern Corp.	25,742	627,333
PG&E Corp.	9,132	336,240
Public Service Enterprise Group, Inc.	113,644	4,567,352
Suez SA	38,398	2,527,941
TECO Energy, Inc.	30,971	493,987
United Utilities PLC	429,187	5,894,983
Veolia Environnement	31,200	2,185,239
		$29,110,566
Office Electronics — 0.3%
Canon, Inc.	96,300	$4,498,305
Xerox Corp.	38,686	579,129
		$5,077,434
Oil, Gas & Consumable Fuels — 7.8%
BP PLC	1,754,534	$17,801,904
Chevron Corp.	86,537	7,386,798
ConocoPhillips	144,488	11,011,430
Cosmo Oil Co., Ltd.	314,000	996,472
Dampskibsselskabet Torm	22,760	680,582
El Paso Corp.	56,715	943,738
ENI SpA	287,820	9,833,184
Exxon Mobil Corp.	345,765	29,244,804
Frontline, Ltd.	15,212	700,721
Independent Tankers Corp., Ltd.(1)	9,642	16,128
Parallel Petroleum Corp.(1)	90,562	1,772,298
Royal Dutch Shell PLC	383,980	12,953,538
Royal Dutch Shell PLC, Class A	441,067	15,208,583
Suncor Energy, Inc.	27,545	2,653,961
TonenGeneral Sekiyu KK	64,000	550,881
Total SA	342,852	25,493,163
Williams Cos., Inc.	159,612	5,264,004
XTO Energy, Inc.	90,000	5,567,400
		$148,079,589
Paper and Forest Products — 0.1%
International Paper Co.	50,046	$1,361,251
Mondi PLC	83,504	693,721
		$2,054,972
Personal Products — 0.4%
Alberto-Culver Co.	11,849	$324,781
Beiersdorf AG	28,716	2,422,810
Herbalife, Ltd.	21,454	1,019,065
L’Oreal SA	9,729	1,239,775
Oriflame Cosmetics SA	32,734	2,180,422
USANA Health Services, Inc.(1)	9,533	210,012
		$7,396,865
Pharmaceuticals — 5.7%
Abbott Laboratories	155,754	$8,589,833
Allergan, Inc.	41,914	2,363,530
Astellas Pharma, Inc.	67,800	2,666,619
AstraZeneca PLC	59,029	2,217,359
Bristol-Myers Squibb Co.	330,336	7,036,157
Cardiome Pharma Corp.(1)	62,480	524,832
Chugai Pharmaceuticals Co., Ltd.	38,000	431,578

Daiichi Sankyo Co., Ltd.	66,600	$1,978,658
Eisai Co., Ltd.	76,646	2,642,828
Eli Lilly & Co.	28,000	1,444,520
Endo Pharmaceuticals Holdings, Inc.(1)	42,910	1,027,265
GlaxoSmithKline PLC	722,025	15,294,358
Johnson & Johnson	95,489	6,194,371
King Pharmaceuticals, Inc.(1)	62,199	541,131
Medicines Co.(1)	62,461	1,261,712
Merck & Co., Inc.	21,660	821,997
Novartis AG	161,420	8,317,029
Pfizer, Inc.	513,822	10,754,294
Roche Holding AG	91,418	17,300,095
Sanofi-Synthelabo SA	126,955	9,556,969
Santen Pharmaceutical Co., Ltd.	17,000	397,164
Sepracor, Inc.(1)	41,990	819,645
Shionogi & Co., Ltd.	96,000	1,653,391
Takeda Pharmaceutical Co., Ltd.	68,131	3,425,301
Tanabe Seiyaku Co., Ltd.	28,000	326,599
Valeant Pharmaceuticals International(1)	40,456	519,050
		$108,106,285
Real Estate Investment Trusts (REITs) — 0.3%
Host Hotels & Resorts, Inc.	33,128	$527,398
Japan Real Estate Investment Corp.	50	587,622
Japan Retail Fund Investment Corp.	50	318,575
Nippon Building Fund, Inc.	56	714,665
Simon Property Group, Inc.	35,779	3,324,227
		$5,472,487
Real Estate Management & Development — 0.3%
Heiwa Real Estate Co., Ltd.	104,000	$499,871
Kungsleden AB	90,902	1,131,311
Mitsubishi Estate Co., Ltd.	76,000	1,865,384
Sumitomo Realty & Development Co., Ltd.	92,000	1,641,423
Tokyu Land Corp.	26,000	165,825
		$5,303,814
Road & Rail — 0.5%
CSX Corp.	48,354	$2,711,209
East Japan Railway Co.	94	784,968
Keio Corp.	139,000	780,209
Kinetsu Corp.	91,000	326,411
Nippon Express Co., Ltd.	131,000	758,984
Norfolk Southern Corp.	41,055	2,230,108
Ryder System, Inc.	14,154	862,120
Seino Holdings Corp.	72,000	471,686
Tobu Railway Co., Ltd.	154,000	827,612
		$9,753,307
Semiconductors & Semiconductor Equipment — 3.3%
Advantest Corp.	146,800	$3,857,045
Applied Materials, Inc.	498,564	9,726,984
Atheros Communications, Inc.(1)	66,024	1,375,940
Broadcom Corp., Class A(1)	117,049	2,255,534
Intel Corp.	991,292	20,995,565
Intersil Corp., Class A	40,863	1,048,953
KLA-Tencor Corp.	154,838	5,744,490
Marvell Technology Group, Ltd.(1)	256,978	2,795,921

MEMC Electronic Materials, Inc.(1)	74,411	$5,275,740
Microchip Technology, Inc.	56,000	1,832,880
Nvidia Corp.(1)	148,404	2,936,915
ROHM Co., Ltd.	1,500	93,888
Tokyo Electron, Ltd.	66,100	4,057,165
Tokyo Seimitsu Co., Ltd.	21,700	402,015
Veeco Instruments, Inc.(1)	23,763	395,179
		$62,794,214
Software — 4.8%
Autodesk, Inc.(1)	159,932	$5,034,659
BEA Systems, Inc.(1)	157,545	3,016,987
CA, Inc.	43,249	973,103
Cadence Design Systems, Inc.(1)	69,562	742,922
Compuware Corp.(1)	58,560	429,830
Electronic Arts, Inc.(1)	136,496	6,813,880
Fuji Soft ABC, Inc.	10,900	205,170
i2 Technologies, Inc.(1)	44,780	504,223
Konami Corp.	80,300	3,064,143
Microsoft Corp.	1,427,724	40,518,807
NAVTEQ Corp.(1)	64,478	4,384,504
Nintendo Co., Ltd.	1,600	838,347
Oracle Corp.(1)	979,470	19,158,433
Oracle Corp. Japan	10,800	503,226
TiVo, Inc.(1)	242,835	2,127,235
Trend Micro, Inc.	62,897	2,485,788
		$90,801,257
Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A	30,198	$2,208,682
Aoyama Trading Co., Ltd.	4,915	106,584
Autobacs Seven Co., Ltd.	13,300	366,921
Best Buy Co., Inc.	74,789	3,100,752
Fast Retailing Co., Ltd.	66,200	5,908,641
Home Depot, Inc.	114,338	3,198,034
Inditex SA	39,946	2,225,294
Kesa Electricals PLC	295,229	1,212,535
Kingfisher PLC	252,177	663,992
Limited Brands, Inc.	115,104	1,968,278
OfficeMax, Inc.	26,794	512,837
Staples, Inc.	194,492	4,300,218
Tiffany & Co.	13,839	579,024
TJX Companies, Inc. (The)	25,596	846,460
Yamada Denki Co., Ltd.	2,300	200,823
		$27,399,075
Textiles, Apparel & Luxury Goods — 0.6%
Asics Corp.	8,777	$102,113
Coach, Inc.(1)	47,222	1,423,743
Compagnie Financiere Richemont AG, Class A	33,833	1,907,256
Crocs, Inc.(1)	14,805	258,643
Hanesbrands, Inc.(1)	4,073	118,932
Nike, Inc., Class B	66,150	4,498,200
Swatch Group AG, Class B	6,168	1,658,370
Toyobo Co., Ltd.	290,000	610,261
		$10,577,518

Thrifts & Mortgage Finance — 0.3%
Countrywide Financial Corp.	106,423	$585,327
Federal National Mortgage Association	50,377	1,325,923
Freddie Mac	66,535	1,684,666
MGIC Investment Corp.	43,405	457,055
Sovereign Bancorp, Inc.	196,914	1,835,238
		$5,888,209
Tobacco — 1.0%
Altria Group, Inc.	127,887	$2,839,091
Imperial Tobacco Group PLC	46,553	2,146,783
Philip Morris International, Inc.(1)	127,887	6,468,524
Reynolds American, Inc.	73,886	4,361,491
Swedish Match AB	64,387	1,408,970
UST, Inc.	21,669	1,181,394
		$18,406,253
Trading Companies & Distributors — 0.4%
ITOCHU Corp.	116,000	$1,161,833
Marubeni Corp.	63,000	464,236
Mitsubishi Corp.	52,300	1,602,503
Mitsui & Co., Ltd.	157,962	3,246,200
Toyota Tsusho Corp.	49,991	1,075,224
		$7,549,996
Transportation Infrastructure — 0.1%
Societe des Autoroutes Paris-Rhin-Rhone	18,585	$2,255,783
		$2,255,783
Water Utilities — 0.1%
Severn Trent PLC	52,773	$1,490,294
		$1,490,294
Wireless Telecommunication Services — 1.8%
Bouygues SA	23,071	$1,472,943
KDDI Corp.	673	4,145,568
Millicom International Cellular SA(1)	23,628	2,234,027
Rogers Communications, Inc., Class B	44,217	1,588,275
Softbank Corp.	196,098	3,598,922
Vodafone Group PLC	7,018,130	20,890,830
		$33,930,565
Total Common Stocks (identified cost $1,679,696,585)		$1,934,424,886
Total Investments — 101.5% (identified cost $1,679,696,585)		$1,934,424,886

Covered Call Options Written — (1.8%)

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
Euro Stoxx 50 Index	34,798	EUR	3,650	4/18/08	$(3,815,631)
FTSE 100 Index	9,493	GBP	5,700	4/18/08	(2,386,718)
Nasdaq 100 Index	1,000		$1,775	4/19/08	(4,620,000)
Nasdaq 100 Index	570		$1,825	4/19/08	(1,311,000)
Nasdaq 100 Index	810		$1,750	4/19/08	(5,362,200)
Nikkei Index	1,510,525	JPY	13,500	4/11/08	(463,429)

S&P 500 Index	950		$1,315	4/19/08	$(3,420,000)
S&P 500 Index	2,149		$1,325	4/19/08	(5,501,440)
S&P 500 Index	1,525		$1,340	4/19/08	(3,050,000)
S&P 500 Index	159		$1,345	4/19/08	(323,247)
SMI Index	5,095	CHF	7,150	4/18/08	(881,406)
TOP1 Index	12,339	JPY	268	4/15/08	(3,886,785)
Total Covered Call Options Written (premiums received $32,118,486)					$(35,021,856)
Other Assets, Less Liabilities — 0.3%					$6,315,520
Net Assets — 100.0%					$1,905,718,550

ADR	—	American Depository Receipt
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound Sterling
JPY	—	Japanese Yen
(1)		Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	52.3%	$997,604,011
Japan	10.3	195,855,250
United Kingdom	10.0	190,248,152
France	6.0	114,806,942
Germany	5.5	105,303,588
Switzerland	4.2	79,416,837
Spain	2.8	53,421,914
Netherlands	2.5	47,375,766
Italy	2.2	42,207,191
Canada	1.3	25,809,635
Luxemburg	0.9	17,688,855
Finland	0.8	15,310,143
Cayman Islands	0.8	14,718,672
Sweden	0.4	6,879,550
Panama	0.3	5,101,209
Denmark	0.3	4,847,376
Other Countries, less than 0.3% each	0.9	17,829,795
	101.5%	$1,934,424,886

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,680,757,407
Gross unrealized appreciation	336,875,067
Gross unrealized depreciation	(83,207,588)
Net unrealized appreciation	$253,667,479

Written call option activity for the period ended March 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,481,404	$30,896,320
Options written	4,759,112	89,661,949
Options terminated in closing purchase transactions	(4,625,866)	(74,984,199)
Options expired	(35,237)	(13,455,584)
Outstanding, end of period	1,579,413	$32,118,486

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$1,059,376,099	$(35,021,856)
Level 2	Other Significant Observable Inputs	875,048,787	—
Level 3	Significant Unobservable Inputs	—	—
Total		$1,934,424,886	$(35,021,856)

*Other financial instruments include written call options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008